Notes to the consolidated financial statements - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Expenses By Nature [Line Items]
Materials	€ (23,419)	€ (5,928)
Personnel	(14,849)	(15,219)
Amortization and depreciation	(2,119)	(1,795)
Patents and fees to register a legal right	(1,354)	(1,413)
Third-party services	21,053	(210,590)
Maintenance and lease	(464)	(142)
Other	(1,270)	(1,180)
Total	(22,422)	(236,267)
Salary and salary-related expenses	14,759	14,849
Expenses from share-based payments	90	€ 370
Reversal of provision of onerous contracts	€ 21,303